DEBT AND CONVERTIBLE LOAN PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt And Convertible Loan Payable [Abstract]
DEBT AND CONVERTIBLE LOAN PAYABLE

NOTE 8 - DEBT AND CONVERTIBLE LOAN PAYABLE

Convertible Note Payable

On March 20, 2017, the Company entered into a settlement agreement relating to a promissory note with Chuck Rifici Holdings, Inc. originally dated September 26, 2016 (“Rifici Note”). The Company settled the amount owed by paying $269,498 in cash. The Company was released from any further liability under this Rifici Note upon payment of this amount.

On March 20, 2017, the Company entered into a settlement agreement relating to two (2) promissory notes with FirstFire Global Opportunities Fund, LLC dated October 19, 2016 and December 12, 2016. Pursuant to the settlement, the Company paid the holder an aggregate of $252,917 in cash and issued 333,333 shares of common stock with a fair value of $100,000 based upon the conversion price of $0.30 per share. The Company was released from any further liability under this FirstFire Global Opportunities Fund, LLC note upon payment of this amount.

On March 24, 2017, the Company entered into a securities purchase agreement with Tangiers Global, LLC (“Tangiers”) relating to the issuance and sale of notes (“Tangiers Note”) in the aggregate principal amount of up to $550,000, which includes a 10% original issue discount. The Tangiers Note is convertible into shares of common stock at a price equal to $0.30 per share. The Tangiers Note carries interest on the unpaid principal amount at the rate of 8% per annum and is due and payable eight months from the effective date of each payment. For the nine months ended September 30, 2017, the Company received an initial $250,000 payment under the Tangiers Note, which when added to the 10% original issuance discount fee of $25,000, represents a $275,000 face amount outstanding (the “First Draw”).

On October 10, 2017, the Company executed Amendment #1 (“Amendment #1”) to the Tangiers Note for a final draw of $250,000 payment plus a 10% original issue discount (the “Final Draw”). Amendment #1 modified the maturity date of the Tangiers Note from eight months to six months from the effective date of each payment. In addition, Amendment #1 included use of proceeds for the $250,000 received from Tangiers. All other terms and conditions of the Tangiers Note remain effective and were not amended.

The execution of Amendment #1 caused the Company to default on the First Draw due to the acceleration of the maturity date. The default caused an increase in the interest rate on the First Draw from 8% to 18% and allows Tangiers to demand payment in cash equal to 150% of the outstanding principal and interest, which is automatically added to the outstanding principle, and convert all or a portion of the outstanding principal into shares of common stock of the Company. The default conversion rate of the Tangiers Note is the lower of the conversion rate then in effect or 65% of the lowest trading price for the 15 days prior to Tangiers’ notice of conversion.

On October 17, 2017, the Company converted debt and accrued interest, totaling $30,000 into 329,670 shares of common stock. (See also Note 11).

For the three and nine months ended September 30, 2017, the Company accrued $5,545 and $11,874, respectively, in accrued interest related to outstanding the note.

Debt Discount and Original Issuance Costs for Convertible Note

During the nine months ended September 30, 2017 and 2016, the Company recorded debt discounts and original issuance costs totaling $120,333 and $380,267, respectively.

The debt discounts recorded in 2017 and 2016, pertain to beneficial conversion feature on the convertible notes. The notes are required to be bifurcated and reported at fair value on the date of grant. (see Note 1 Fair Value Measurements).

The Company amortized $294,888 and $331,034 to interest expense during the nine months ended September 30, 2017 and 2016, respectively.

	Nine Months Ended September 30, 2017	Year Ended December 31, 2016
Debt discount, beginning of period	$152,617	$—
Additional debt discount and debt issue cost	120,333	417,834
Amortization of debt discount and debt issue cost	(245,937)	(265,217)
Debt discount, end of period	$27,013	$152,617

Debt Issuance Costs for Convertible Note

During the nine months ended September 30, 2017 and 2016, the Company did not pay debt issuance costs.

During the nine months ended September 30, 2017 and 2016, the Company amortized $7,473 and $0 of debt issue costs, respectively.

	Nine Months Ended September 30, 2017	Year Ended December 31, 2016
Debt discount, beginning of period	$7,473	$—
Additional debt discount	—	10,000
Amortization of debt discount	(7,473)	(2,527)
Debt discount, end of period	$—	$7,473

Debt Discount for Promissory Note

During the nine months ended September 30, 2017 and 2016, the Company recorded debt discount of $0 and $34,112, respectively.

The Company amortized $15,715 and $767 to interest expense during the nine months ended September 30, 2017 and 2016, respectively.

	Nine Months Ended September 30, 2017	Year Ended December 31, 2016
Debt discount, beginning of period	$15,715	$—
Additional debt discount		34,112
Amortization of debt discount	(15,715)	(18,398)
Debt discount, end of period	$—	$15,715

NOTE 8 - DEBT AND CONVERTIBLE LOAN PAYABLE

On March 22, 2016 the Company entered into a securities purchase agreement with FirstFire Global Opportunities Fund, LLC, and Rockwell Capital Partners Inc, relating to the issuance and sale of notes of $272,500 in aggregate principal amount including $250,000 actual payment of purchase price plus a 9% original issue discount, and an aggregate total of 50,000 shares of common stock valued at $23,500 ($0.47/share).

The notes carry an interest on the unpaid principal amount at the rate of 3% per annum. Any Principal Amount or Interest which is not paid when due shall bear interest at the rate of 15% per annum from the due date until the same is paid. The notes mature on September 22, 2016 and may be prepaid in whole or in part except otherwise explicitly set forth in the Note. If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 125% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any.

The notes convert into shares of common stock at a price equal to $0.30; provided, however that from and after the occurrence of any Event of Default hereunder, the Conversion Price shall be the lower of: (i) the Fixed Conversion Price or (ii) 45% multiplied by the lowest sales price of the common stock in a public market during the ten (10) consecutive Trading Day period immediately preceding the Trading Day that the Company receives a Notice of Conversion (as defined in the Note). For the year ended December 31, 2016, the Company received $272,500 proceeds less the $20,000 in debt issue costs and $22,501 in original issuance discount fee pursuant to the terms of this convertible note. For convertible debt, the convertible feature indicated a rate of conversion that was not below market value. As a result, the Company will record a BCF and related debt discount.

On September 22, 2016 the Company identified the embedded derivatives related to the FirstFire Global Opportunities note. Due to the default provisions, the principal was increased by 125% and interest to 15% per annum. During the year ended December 31, 2016, the Company converted debt and accrued interest, totaling $203,351 into 2,581,561 shares of common stock. The remaining outstanding principal balance as of December 31, 2016 is $0.

On September 22, 2016 the Company entered into a default provision with Rockwell Capital Partners, Inc. Due to the default provisions, the principal was increased by 125% and interest to 15% per annum. During the year ended December 31, 2016, the Company repaid debt and accrued interest, totaling $203,441. As of December 31, 2016, the loan is fully repaid.

On September 26, 2016 the Company entered into a promissory note with Chuck Rifici Holdings, Inc., relating to the issuance of $225,500 in aggregate principal amount including $204,000 actual payment of purchase price plus a 10% original issue discount. In conjunction with the issuance of the Note, the Company also issued one-year warrants to purchase 250,000 shares of common stock at an exercise price of $0.30 per share, the warrants were fair valued at $12,612 based upon the fair value of the proceeds received and allocated as debt discount to the total proceeds. During the year ended the Company amortized $18,398 of debt discount related to the warrants (See Note 8). The note bears an interest on the unpaid principal amount at the rate of 8% per annum. The note matures on March 23, 2017 and may be prepaid in whole or in part at any time prior to the due date. If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 115% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any. In the event of the default the note is convertible into shares of common stock. The conversion price equals to 65% multiplied by the lowest sales price of the common stock during the ten consecutive trading days period immediately preceding the trading day that the Company receives a notice of conversion.

On October 19, 2016 and December 12, 2016, the Company entered into securities purchase agreements with FirstFire Global Opportunities Fund, LLC, and Rockwell Capital Partners Inc, relating to the issuance and sale of notes of $275,000 in aggregate principal amount including $240,000 actual payment of purchase price plus a 10% original issue discount.

The notes carry an interest on the unpaid principal amount at the rate of 8% per annum. Any Principal Amount or Interest which is not paid when due shall bear interest at the rate of 15% per annum from the due date until the same is paid. The October 19, 2016 note matures on April 19, 2017 and the December 12, 2016 note matures on June 12, 2017 and may be prepaid in whole or in part except otherwise explicitly set forth in the Note. If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the note holders of an amount in cash equal to the sum of 125% multiplied by the Principal Amount plus accrued and unpaid interest on the Principal Amount to the Optional Prepayment Date plus Default Interest, if any.

The notes convert into shares of common stock at a price equal to $0.30; provided, however that from and after the occurrence of any Event of Default hereunder, the Conversion Price shall be the lower of: (i) the Fixed Conversion Price or (ii) 55% multiplied by the lowest sales price of the common stock in a public market during the ten (10) consecutive Trading Day period immediately preceding the Trading Day that the Company receives a Notice of Conversion (as defined in the Note). For the year ended December 31, 2016, the Company received $240,000 proceeds less the $10,000 in debt issue costs and $25,000 in original issuance discount fee pursuant to the terms of this convertible note. For convertible debt, the convertible feature indicated a rate of conversion that was not below market value. As a result, the Company will record a BCF and related debt discount.

For the year ended December 31, 2016, the Company accrued $10,334 in accrued interest related to outstanding the notes.

Debt Discount and Original Issuance Costs

During the year end December 31, 2016 and 2015, the Company recorded debt discounts totaling $451,946 and $0, respectively. The debt discount amount consists of debt discount due to beneficial conversion features, warrant, original issue costs, and debt issue costs.

The debt discounts recorded in 2016 and 2015, pertain to beneficial conversion feature on the convertible notes. The notes are required to be bifurcated and reported at fair value on the date of grant.

The Company amortized $283,615 and $0 to interest expense during the years ended December 31, 2016 and 2015, as follows:

	December 31, 2016	December 31, 2015
Debt discount, beginning of period	$—	$—
Additional debt discount and debt issue cost	417,834	—
Amortization of debt discount and debt issue cost	(265,217)	—
Debt discount, end of period	$152,617	$—

Debt Issuance Costs

During the year ended December 31, 2016, the Company paid debt issue costs totaling $20,000. During the years ended December 31, 2016 and 2015, the Company amortized $20,000 and $0 of debt issue costs, respectively. The following is a summary of the Company’s debt issue costs for the years ended December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Debt discount, beginning of period	$—	$—
Additional debt discount	20,000	—
Amortization of debt discount	(20,000)	—
Debt discount, end of period	$—	$—